Expense Example, No Redemption {- Fidelity Advisor Freedom® 2040 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-18 - Fidelity Advisor Freedom® 2040 Fund	May 28, 2022 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 671
3 Years	872
5 Years	1,087
10 Years	1,683
Class M
Expense Example, No Redemption:
1 Year	473
3 Years	730
5 Years	1,003
10 Years	1,762
Class C
Expense Example, No Redemption:
1 Year	178
3 Years	548
5 Years	940
10 Years	1,818
Class I
Expense Example, No Redemption:
1 Year	77
3 Years	237
5 Years	407
10 Years	880
Class Z
Expense Example, No Redemption:
1 Year	66
3 Years	205
5 Years	353
10 Years	$ 765